UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

DF Tactical 30 ETF

(DFTT) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about DF Tactical 30 ETF for the period of November 11, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/. You can also request this information by contacting us at 1-800-642-4276.

What were the Fund’s costs since inception?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Tactical 30 ETF	$50	0.69%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through June 30, 2026. Expenses would be higher if the Fund had been in operations for the year.
Footnote**	Annualized

How did the Fund perform during the reporting period?

The Fund follows a rules-based quantitative index. The strategy seeks to provide capital appreciation by screening stocks from the largest 100 U.S. stock universe exhibiting the strongest intermediate term momentum. The strategy does seek to mitigate downside risk in deep recessionary market drawdown periods by offering a tactical overlay. The strategy invests in 30 stocks and takes a modified cap-weight position in each. In addition, the underlying index will rebalance and reconstitute its holdings on a quarterly basis. The Fund was launched on November 11, 2025. The Fund began investing in mega cap stocks. The Fund significantly outperformed its primary benchmark during the period since inception through its first period ended June 30, 2026. The outperformance, which was more than triple its benchmark, can largely be attributed to the security selection within the Fund's tracking index. Technology was the primary source of gains, as memory, foundry, and semiconductor equipment holdings recorded exceptional price strength on sustained AI infrastructure demand. It should be noted that the strategy takes concentrated stock exposure to the benchmark. The Fund remained predominantly fully invested and did not receive a tactical overlay signal during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DF Tactical 30 ETF - NAV
Syntax US Mega Cap 100 Total Return Index (USD)
Syntax US LargeCap 500 Total Return Index (USD)
DF Risk-Managed Tactical Top 30 Total Return Index (USD)
DF Tactical Top 30 Total Return Index (USD)
$15,000
$10,000
$5,000
$0
$12,923
$12,923
$12,884
$11,073
$10,895
11/11/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26
05/31/26
06/30/26

Table Summary
	DF Tactical 30 ETF - NAV	Syntax US Mega Cap 100 Total Return Index (USD)	Syntax US LargeCap 500 Total Return Index (USD)	DF Risk-Managed Tactical Top 30 Total Return Index (USD)	DF Tactical Top 30 Total Return Index (USD)
11/11/25	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/25	$9,924	$9,994	$10,007	$9,913	$9,913
12/31/25	$10,024	$10,003	$10,002	$10,016	$10,016
01/31/26	$10,416	$10,079	$10,130	$10,416	$10,416
02/28/26	$10,200	$9,829	$10,055	$10,203	$10,203
03/31/26	$9,804	$9,376	$9,564	$9,810	$9,810
04/30/26	$11,304	$10,461	$10,578	$11,320	$11,320
05/31/26	$12,216	$11,129	$11,159	$12,242	$12,242
06/30/26	$12,884	$10,895	$11,073	$12,923	$12,923

Average Annual Total Returns

Table Summary
Since Inception (November 11, 2025)
DF Tactical 30 ETF - NAV	28.84%
Syntax US Mega Cap 100 Total Return Index (USD)	8.95%
Syntax US LargeCap 500 Total Return Index (USD)	10.73%
DF Risk-Managed Tactical Top 30 Total Return Index (USD)	29.23%
DF Tactical Top 30 Total Return Index (USD)	29.23%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-642-4276.

Fund Statistics

Table Summary
Net Assets	$35,750,878
Number of Portfolio Holdings	31
Advisory Fee	$111,957
Portfolio Turnover	145%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	0.1%
Common Stocks	99.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	1.9%
Health Care	2.5%
Energy	4.3%
Consumer Discretionary	6.2%
Financials	6.7%
Industrials	8.1%
Communications	8.8%
Technology	61.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	10.7%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.1%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	4.0%
Applied Materials, Inc.	3.6%
Lam Research Corporation	3.3%
Intel Corporation	3.3%
Caterpillar, Inc.	3.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

DF Tactical 30 ETF

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DFTT

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026          $16,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026          $3,970

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark D. Gersten, Anthony J.Hertl, Gary W. Lanzen, John V. Palancia and Mark H. Taylor.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

DF Tactical 30 ETF

Annual Financial Statements
and Additional Information
June 30, 2026

1-800-642-4276

www.donoghueforlinesetfs.com

DF TACTICAL 30 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	BANKING - 2.2%
5,677	Citigroup, Inc.	$794,553

	E-COMMERCE DISCRETIONARY - 6.2%
9,293	Amazon.com, Inc.(a)	2,214,894

	ELECTRICAL EQUIPMENT - 5.1%
878	GE Vernova, Inc.	1,031,527
2,400	Vertiv Holdings Company, Class A	803,568
		1,835,095
	HEALTH CARE FACILITIES & SERVICES - 2.5%
2,100	UnitedHealth Group, Inc.	872,823

	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
801	Goldman Sachs Group, Inc. (The)	810,108
3,732	Morgan Stanley	780,137
		1,590,245
	INTERNET MEDIA & SERVICES - 8.8%
8,801	Alphabet, Inc., Class A	3,145,213

	MACHINERY - 3.0%
1,019	Caterpillar, Inc.	1,085,133

	METALS & MINING - 1.9%
7,204	Newmont Corporation	672,854

	OIL & GAS PRODUCERS - 4.3%
5,845	ConocoPhillips	607,646
6,850	Exxon Mobil Corporation	936,532
		1,544,178
	SEMICONDUCTORS - 43.4%
2,454	Advanced Micro Devices, Inc.(a)	1,425,553
1,864	Analog Devices, Inc.	740,325
1,756	Applied Materials, Inc.	1,269,588
4,838	Broadcom, Inc.	1,827,554

DF TACTICAL 30 ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 43.4% (Continued)
8,385	Intel Corporation(a)	$1,170,798
2,729	Lam Research Corporation	1,182,558
2,974	Marvell Technology, Inc.	885,925
1,453	Micron Technology, Inc.	1,677,183
19,066	NVIDIA Corporation	3,814,915
3,866	QUALCOMM, Inc.(b)	714,398
2,757	Texas Instruments, Inc.	821,779
		15,530,576
	SOFTWARE - 5.1%
1,099	Crowdstrike Holdings, Inc., Class A(a)	838,691
2,837	Palo Alto Networks, Inc.(a)	967,474
		1,806,165
	TECHNOLOGY HARDWARE - 12.6%
4,649	Arista Networks, Inc.(a)	789,772
7,449	Cisco Systems, Inc.	874,960
4,114	Corning, Inc.	1,050,839
892	Seagate Technology Holdings PLC	860,780
1,460	Western Digital Corporation	932,531
		4,508,882

	TOTAL COMMON STOCKS (Cost $29,502,383)	35,600,611

	SHORT-TERM INVESTMENTS — 0.0%(c)
	COLLATERAL FOR SECURITIES LOANED - 0.0% (c)
12,931	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $12,931)(d),(e)	12,931

	TOTAL INVESTMENTS - 99.6% (Cost $29,515,314)	$35,613,542
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	137,336
	NET ASSETS - 100.0%	$35,750,878

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $12,381.

(c)	Percentage rounds to less than 0.1%.

(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $12,931 at June 30, 2026.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.

DF Tactical 30 ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS
Investment securities:
At cost	$29,515,314
At value (Securities on loan $12,381)	$35,613,542
Cash	161,559
Dividends receivable	8,660
TOTAL ASSETS	35,783,761

LIABILITIES
Securities lending collateral	12,931
Investment advisory fees payable	19,952
TOTAL LIABILITIES	32,883
NET ASSETS	$35,750,878

NET ASSETS CONSIST OF:
Paid in capital	$28,278,189
Accumulated earnings	7,472,689
NET ASSETS	$35,750,878

NET ASSET VALUE PER SHARE:
Net Assets	$35,750,878
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,110,000

Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$32.21

See accompanying notes to financial statements.

DF Tactical 30 ETF
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026(a)

INVESTMENT INCOME
Dividends	$152,634
Interest	528
Securities lending income	553
TOTAL INVESTMENT INCOME	153,715

EXPENSES
Investment advisory fees	111,957
TOTAL EXPENSES	111,957

NET INVESTMENT INCOME	41,758

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	1,333,319
Net realized gain on in-kind redemptions	584,614
Net change in unrealized appreciation on:
Investments	6,098,228
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,016,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,057,919

(a)	The Fund commenced operations on November 11, 2025.

See accompanying notes to financial statements.

DF Tactical 30 ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2026 (a)
FROM OPERATIONS:
Net investment income	$41,758
Net realized gain on investments	1,333,319
Net realized gain on in-kind redemptions	584,614
Net change in unrealized appreciation on investments	6,098,228
Net increase in net assets resulting from operations	8,057,919

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	33,155,080
Payments for shares redeemed	(5,462,121)
Net increase in net assets resulting from shares of beneficial interest	27,692,959

TOTAL INCREASE IN NET ASSETS	35,750,878

NET ASSETS
Beginning of Period	—
End of Period	$35,750,878

SHARE ACTIVITY
Shares Sold	1,280,000
Shares Redeemed	(170,000)
Net increase in shares of beneficial interest outstanding	1,110,000

(a)	The Fund commenced operations on November 11, 2025.

See accompanying notes to financial statements.

DF Tactical 30 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
June 30, 2026 (1)

Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	7.16
Total from investment operations	7.21

Net asset value, end of period	$32.21
Market price, end of period	$32.24
Total return (3,4)	28.84%
Market price total return (3,4)	28.96%
Net assets, at end of period (000s)	$35,751
Ratio of expenses to average net assets (5)	0.69%
Ratio of net investment income to average net assets (5)	0.26%

Portfolio Turnover Rate (4,6)	145%

(1)	The Fund commenced operations on November 11, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 8)

See accompanying notes to financial statements.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The DF Tactical 30 ETF (the “Fund”) is a non-diversified series of Northern Lights Fund Trust (the “Trust”). The Trust is organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund primarily seeks to provide long-term capital appreciation. The Fund commenced operations on November 11, 2025.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Fund’s investments measured at fair value:

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stocks	$35,600,611	$—	$—	$—	$35,600,611
Collateral for Securities on Loaned	—	—	—	12,931	12,931
Total	$35,600,611	$—	$—	$12,931	$35,613,542

The Fund did not hold any Level 2 or Level 3 securities during the period ended June 30, 2026.

*	Please refer to the Schedule of Investments for industry classifications.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits are expected to be recorded related to uncertain tax positions by the Fund in its June 30, 2026 tax return. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $39,474,724 and $38,310,808, respectively.

For the period ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $31,974,020 and $5,550,426, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Fund’s investment Adviser (the “Adviser”) . Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Fund pays the adviser, on a monthly basis, an annual advisory fee equal to 0.69% of the Fund’s average daily net assets. The Investment Advisory Agreement between the Fund and Adviser provides that, for the duration of the Investment Advisory Agreement, the Adviser will pay all operating expenses of the Fund, except for the advisory fee, payments made under the Fund’s 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses. For the period ended June 30, 2026, the Fund incurred $111,957 in advisory fees.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or the Adviser for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies

Trustee Fees – The Independent Trustees are compensated for their services to the Fund by the Adviser as part of the administration services agreement. In addition, the Adviser reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. During the period ended June 30, 2026, the Fund paid $7,882 in Trustee Fees.

5.	SECURITIES LENDING

Under the securities lending agreement with U.S. Bank N.A., the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third -party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Fund’s securities loaned and related collateral which are subject to a netting agreement as of June 30, 2026:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

		Gross	Net Amounts
		Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statements of	the Statements	Financial	Pledged
	Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received *	Assets
Description:
Securities Loaned	$12,381	$—	$12,381	$—	$12,381	$—
Total	$12,381	$—	$12,381	$—	$12,381	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2026:

Securities Lending Transactions
Overnight and Continuous
Mount Vernon Liquid Assets Portfolio, LLC.	$12,931

The fair value of the securities loaned was $12,381 as of June 30, 2026. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $12,931 as of June 30, 2026. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statement of Assets and Liabilities.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$29,515,544	$7,235,208	$(1,137,210)	$6,097,998

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of June 30, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$1,371,640	$3,051	$—	$—	$—	$6,097,998	$7,472,689

The difference between book basis and tax basis undistributed net investment income (losses) and accumulated net realized gains (losses), unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax differences related to partnership investments.

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, resulted in reclassifications for the tax period ended June 30, 2026, as follows:

Paid
In	Distributable
Capital	Earnings
$585,230	$(585,230)

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the period ended June 30, 2026, the Fund did not receive any fixed or variable fees.

9.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of DF Tactical 30 ETF:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of DF Tactical 30 ETF (the “Fund”), one of the funds constituting the Northern Lights Fund Trust (the “Trust”), including the schedule of investments, as of June 30, 2026, the related statement of operations, statement of changes in net assets, and financial highlights for the period from November 11, 2025 (commencement of operations) to June 30, 2026, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the period from November 11, 2025 (commencement of operations) to June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California
August 28, 2026

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

DF Tactical 30 ETF
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies is available without charge, upon request, by calling 1-800-642-4276, by visiting www.donoghueforlinesetfs.com or by referring to the SEC’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/1/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/1/2026